Going Concern (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Accumulated deficit	$ (19,141,821)	$ (12,565,254)	$ (10,797,033)
Working capital deficit	$ (6,238,311)	$ (665,804)